FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	$ 107,866	$ 130,821
Derivative financial instruments	150,108	118,142
Brokerage receivables	17,576	21,839
Financial assets at fair value not held for trading	59,796	60,080
Financial assets measured at fair value through other comprehensive income	2,239	8,844
Non-financial assets - Precious metals and other physical commodities	4,471	5,258
Other non-financial assets measured at fair value	110	26
Total assets measured at fair value	342,166	345,010
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	83,988	99,197
Financial assets at fair value not held for trading	849	765
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	6,464	8,496
Financial assets at fair value not held for trading	16,741	8,860
Financial assets measured at fair value through other comprehensive income	26	2,686
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	7,330	9,229
Financial assets at fair value not held for trading	1,063	1,028
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	7,880	8,868
Financial assets at fair value not held for trading	14,366	14,366
Financial assets measured at fair value through other comprehensive income	2,213	1,310
Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,807	4,542
Financial assets at fair value not held for trading	4,337	5,874
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	397	489
Financial assets measured at fair value through other comprehensive income	0	4,849
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	85,458	53,305
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	39,805	33,241
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	22,195	28,245
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	1,038	1,414
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	1,365	1,606
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1,326	1,585
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	7,704	5,804
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	13,072	21,303
Level 1
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	96,241	113,697
Derivative financial instruments	769	522
Brokerage receivables	0	0
Financial assets at fair value not held for trading	26,572	27,278
Financial assets measured at fair value through other comprehensive income	57	2,704
Non-financial assets - Precious metals and other physical commodities	4,471	5,258
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	128,110	149,459
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	83,074	97,958
Financial assets at fair value not held for trading	57	83
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	5,496	7,135
Financial assets at fair value not held for trading	13,103	5,624
Financial assets measured at fair value through other comprehensive income	0	2,658
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	6,673	7,843
Financial assets at fair value not held for trading	307	338
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	976	708
Financial assets at fair value not held for trading	35	123
Financial assets measured at fair value through other comprehensive income	57	45
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	22	53
Financial assets measured at fair value through other comprehensive income	0	0
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	575	255
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	1	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	0	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	13,071	21,110
Level 2
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	10,138	14,825
Derivative financial instruments	147,875	116,479
Brokerage receivables	17,576	21,839
Financial assets at fair value not held for trading	29,498	28,622
Financial assets measured at fair value through other comprehensive income	2,182	6,140
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	207,269	187,905
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	789	1,090
Financial assets at fair value not held for trading	0	2
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	950	1,351
Financial assets at fair value not held for trading	3,638	3,236
Financial assets measured at fair value through other comprehensive income	26	27
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	596	1,364
Financial assets at fair value not held for trading	566	574
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	6,363	7,604
Financial assets at fair value not held for trading	14,101	13,937
Financial assets measured at fair value through other comprehensive income	2,156	1,265
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,179	3,099
Financial assets at fair value not held for trading	3,602	4,982
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	261	317
Financial assets measured at fair value through other comprehensive income	0	4,849
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	84,881	53,043
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	39,345	32,747
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	21,542	27,861
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	719	1,179
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	1,334	1,590
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	7,590	5,704
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1	187
Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,488	2,299
Derivative financial instruments	1,464	1,140
Brokerage receivables	0	0
Financial assets at fair value not held for trading	3,725	4,180
Financial assets measured at fair value through other comprehensive income	0	0
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	110	26
Total assets measured at fair value	6,788	7,645
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	126	149
Financial assets at fair value not held for trading	792	681
Total assets measured at fair value	900	800
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	18	10
Financial assets at fair value not held for trading	0	0
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	61	21
Financial assets at fair value not held for trading	190	117
Total assets measured at fair value	300	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	541	556
Financial assets at fair value not held for trading	230	306
Financial assets measured at fair value through other comprehensive income	0	0
Total assets measured at fair value	800	900
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	628	1,443
Financial assets at fair value not held for trading	736	892
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	114	120
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	2	7
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	460	494
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	653	384
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	318	236
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	30	16
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1,326	1,585
Total assets measured at fair value	1,300	1,600
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	114	100
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	6
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	108,034	131,033
Derivative financial instruments	150,109	118,145
Brokerage receivables	17,576	21,839
Financial assets at fair value not held for trading	59,408	59,642
Financial assets measured at fair value through other comprehensive income	2,239	8,844
Non-financial assets - Precious metals and other physical commodities	4,471	5,258
Other non-financial assets measured at fair value	21	26
Total assets measured at fair value	341,858	344,787
UBS AG | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	84,010	99,222
Financial assets at fair value not held for trading	849	765
UBS AG | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	6,464	8,496
Financial assets at fair value not held for trading	16,741	8,860
Financial assets measured at fair value through other comprehensive income	26	2,686
UBS AG | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	7,330	9,229
Financial assets at fair value not held for trading	675	591
UBS AG | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	8,026	9,055
Financial assets at fair value not held for trading	14,366	14,366
Financial assets measured at fair value through other comprehensive income	2,213	1,310
UBS AG | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,807	4,542
Financial assets at fair value not held for trading	4,337	5,874
UBS AG | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	397	489
Financial assets measured at fair value through other comprehensive income	0	4,849
UBS AG | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	85,459	53,307
UBS AG | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	39,805	33,241
UBS AG | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	22,195	28,245
UBS AG | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	1,038	1,414
UBS AG | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	1,365	1,606
UBS AG | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1,326	1,585
UBS AG | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	7,704	5,804
UBS AG | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	13,072	21,303
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	96,263	113,722
Derivative financial instruments	769	522
Brokerage receivables	0	0
Financial assets at fair value not held for trading	26,572	27,278
Financial assets measured at fair value through other comprehensive income	57	2,704
Non-financial assets - Precious metals and other physical commodities	4,471	5,258
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	128,132	149,484
UBS AG | Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	83,095	97,983
Financial assets at fair value not held for trading	57	83
UBS AG | Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	5,496	7,135
Financial assets at fair value not held for trading	13,103	5,624
Financial assets measured at fair value through other comprehensive income	0	2,658
UBS AG | Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	6,673	7,843
Financial assets at fair value not held for trading	307	338
UBS AG | Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	976	708
Financial assets at fair value not held for trading	35	123
Financial assets measured at fair value through other comprehensive income	57	45
UBS AG | Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
UBS AG | Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	22	53
Financial assets measured at fair value through other comprehensive income	0	0
UBS AG | Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	575	255
UBS AG | Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	0	0
UBS AG | Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	1	0
UBS AG | Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	0	0
UBS AG | Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	0	0
UBS AG | Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0
UBS AG | Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0
UBS AG | Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	13,071	21,110
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	10,284	15,012
Derivative financial instruments	147,876	116,482
Brokerage receivables	17,576	21,839
Financial assets at fair value not held for trading	29,110	28,185
Financial assets measured at fair value through other comprehensive income	2,182	6,140
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	207,028	187,658
UBS AG | Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	789	1,090
Financial assets at fair value not held for trading	0	2
UBS AG | Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	950	1,351
Financial assets at fair value not held for trading	3,638	3,236
Financial assets measured at fair value through other comprehensive income	26	27
UBS AG | Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	596	1,364
Financial assets at fair value not held for trading	178	137
UBS AG | Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	6,509	7,791
Financial assets at fair value not held for trading	14,101	13,937
Financial assets measured at fair value through other comprehensive income	2,156	1,265
UBS AG | Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,179	3,099
Financial assets at fair value not held for trading	3,602	4,982
UBS AG | Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	261	317
Financial assets measured at fair value through other comprehensive income	0	4,849
UBS AG | Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	84,882	53,046
UBS AG | Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	39,345	32,747
UBS AG | Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	21,542	27,861
UBS AG | Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	719	1,179
UBS AG | Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	1,334	1,590
UBS AG | Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0
UBS AG | Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	7,590	5,704
UBS AG | Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1	187
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,488	2,299
Derivative financial instruments	1,464	1,140
Brokerage receivables	0	0
Financial assets at fair value not held for trading	3,725	4,180
Financial assets measured at fair value through other comprehensive income	0	0
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	21	26
Total assets measured at fair value	6,698	7,645
UBS AG | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	126	149
Financial assets at fair value not held for trading	792	681
UBS AG | Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	18	10
Financial assets at fair value not held for trading	0	0
Financial assets measured at fair value through other comprehensive income	0	0
UBS AG | Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	61	21
Financial assets at fair value not held for trading	190	117
UBS AG | Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	541	556
Financial assets at fair value not held for trading	230	306
Financial assets measured at fair value through other comprehensive income	0	0
UBS AG | Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	628	1,443
Financial assets at fair value not held for trading	736	892
UBS AG | Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	114	120
Financial assets measured at fair value through other comprehensive income	0	0
UBS AG | Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	2	7
UBS AG | Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	460	494
UBS AG | Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	653	384
UBS AG | Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	318	236
UBS AG | Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial instruments	30	16
UBS AG | Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1,326	1,585
UBS AG | Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	114	100
UBS AG | Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	$ 0	$ 6